LVIP JPMorgan High Yield Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BOND–0.06%
@EchoStar Corp. 3.88% exercise price $3.88, maturity date 11/30/30	102,307	$365,451
Total Convertible Bond (Cost $107,807)		365,451
CORPORATE BONDS–85.20%
Advertising–1.56%
Clear Channel Outdoor Holdings, Inc.
7.13% 2/15/31	1,774,000	1,858,611
7.50% 6/1/29	1,370,000	1,375,781
7.50% 3/15/33	1,035,000	1,096,063
7.75% 4/15/28	1,298,000	1,304,159
Neptune Bidco U.S., Inc.
9.29% 4/15/29	336,000	336,934
9.50% 2/15/33	469,000	455,042
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25% 1/15/29	237,000	228,468
4.63% 3/15/30	202,000	194,895
7.38% 2/15/31	823,000	858,153
Stagwell Global LLC 5.63% 8/15/29	1,255,000	1,194,826
		8,902,932
Aerospace & Defense–1.09%
ATI, Inc.
4.88% 10/1/29	415,000	409,465
5.13% 10/1/31	385,000	380,372
5.88% 12/1/27	640,000	639,876
7.25% 8/15/30	417,000	432,416
Bombardier, Inc.
6.75% 6/15/33	280,000	289,158
7.00% 6/1/32	479,000	497,126
7.25% 7/1/31	523,000	548,061
8.75% 11/15/30	479,000	509,437
Goat Holdco LLC 6.75% 2/1/32	354,000	356,170
TransDigm, Inc.
6.25% 1/31/34	197,000	199,173
6.38% 3/1/29	1,189,000	1,211,190
6.63% 3/1/32	751,000	765,922
		6,238,366
Airlines–0.69%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50% 4/20/26	470,779	470,958
5.75% 4/20/29	1,209,000	1,202,387
JetBlue Airways Corp./JetBlue Loyalty LP 9.88% 9/20/31	1,289,000	1,218,180
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
United Airlines Holdings, Inc.
4.88% 3/1/29	430,000	$420,575
5.38% 3/1/31	273,000	267,354
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50% 6/1/28	398,000	388,825
		3,968,279
Auto Manufacturers–1.48%
Allison Transmission, Inc.
3.75% 1/30/31	547,000	509,164
5.88% 6/1/29	404,000	406,860
5.88% 12/1/33	193,000	191,817
Ford Motor Credit Co. LLC
2.90% 2/10/29	220,000	205,760
3.82% 11/2/27	571,000	559,547
4.00% 11/13/30	1,617,000	1,504,777
4.13% 8/17/27	2,028,000	2,001,729
4.54% 8/1/26	1,000,000	998,600
5.73% 9/5/30	342,000	341,655
7.12% 11/7/33	200,000	210,089
7.20% 6/10/30	316,000	332,852
PM General Purchaser LLC 9.50% 10/1/28	547,000	518,283
Wabash National Corp. 4.50% 10/15/28	806,000	706,142
		8,487,275
Auto Parts & Equipment–2.68%
Adient Global Holdings Ltd.
7.00% 4/15/28	725,000	734,637
7.50% 2/15/33	760,000	768,364
8.25% 4/15/31	1,150,000	1,192,894
Allison Transmission, Inc. 4.75% 10/1/27	1,861,000	1,849,464
Clarios Global LP/Clarios U.S. Finance Co.
6.75% 5/15/28	1,036,000	1,046,081
6.75% 2/15/30	656,000	670,760
6.75% 9/15/32	917,000	924,336
Cooper-Standard Automotive, Inc. 9.25% 3/1/31	2,601,000	2,444,290
Cyprium Corp./Cyprium Holdings Luxembourg SARL 6.13% 4/15/31	432,000	425,873
Dornoch Debt Merger Sub, Inc. 6.63% 10/15/29	1,450,000	1,288,800
Forvia SE 6.75% 9/15/33	232,000	226,522
Goodyear Tire & Rubber Co.
5.00% 7/15/29	917,000	867,768
5.25% 4/30/31	364,000	328,361
5.25% 7/15/31	1,051,000	940,062
6.63% 7/15/30	245,000	239,581
@IHO Verwaltungs GmbH
7.75% 11/15/30	556,000	565,172
LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
@IHO Verwaltungs GmbH (continued)
8.00% 11/15/32	222,000	$227,423
Qnity Electronics, Inc.
5.75% 8/15/32	299,000	299,356
6.25% 8/15/33	303,000	306,375
		15,346,119
Banks–0.19%
μCitigroup, Inc. 6.25% 8/15/26	1,070,000	1,070,601
		1,070,601
Beverages–0.14%
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 6.25% 4/1/29	796,000	797,290
		797,290
Building Materials–3.50%
Builders FirstSource, Inc.
4.25% 2/1/32	976,000	898,640
6.38% 6/15/32	729,000	727,940
6.38% 3/1/34	485,000	478,800
6.75% 5/15/35	293,000	292,719
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63% 12/15/30	2,472,000	2,514,170
6.75% 7/15/31	895,000	920,468
Griffon Corp. 5.75% 3/1/28	1,770,000	1,766,274
JELD-WEN Holding, Inc. 7.00% 9/1/32	578,000	269,471
JELD-WEN, Inc. 4.88% 12/15/27	1,490,000	1,010,268
JH North America Holdings, Inc.
5.88% 1/31/31	316,000	313,374
6.13% 7/31/32	471,000	469,123
Knife River Corp. 7.75% 5/1/31	1,020,000	1,055,968
Masterbrand, Inc. 7.00% 7/15/32	905,000	884,220
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75% 4/1/32	489,000	468,341
MIWD Holdco II LLC/MIWD Finance Corp. 5.50% 2/1/30	801,000	691,846
Quikrete Holdings, Inc. 6.38% 3/1/32	1,551,000	1,572,719
Smyrna Ready Mix Concrete LLC 8.88% 11/15/31	1,528,000	1,575,674
Standard Building Solutions, Inc.
5.88% 3/15/34	302,000	291,185
6.25% 8/1/33	762,000	753,432
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Standard Building Solutions, Inc. (continued)
6.50% 8/15/32	845,000	$845,437
Standard Industries, Inc.
3.38% 1/15/31	330,000	295,801
4.38% 7/15/30	20,000	18,851
4.75% 1/15/28	1,926,000	1,903,816
		20,018,537
Chemicals–3.03%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31	415,000	433,973
Axalta Coating Systems LLC 3.38% 2/15/29	563,000	532,692
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/27	1,569,000	1,558,384
Celanese U.S. Holdings LLC
7.00% 2/15/31	341,000	350,137
7.38% 2/15/34	1,392,000	1,426,137
Chemours Co.
4.63% 11/15/29	65,000	60,954
5.75% 11/15/28	1,303,000	1,290,132
7.88% 3/15/34	655,000	654,810
8.00% 1/15/33	380,000	382,075
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13% 6/15/28	796,000	793,085
Element Solutions, Inc. 3.88% 9/1/28	1,335,000	1,299,800
INEOS Finance PLC
6.75% 5/15/28	500,000	483,219
7.50% 4/15/29	543,000	526,769
INEOS Quattro Finance 2 PLC 9.63% 3/15/29	592,000	486,920
NOVA Chemicals Corp.
4.25% 5/15/29	1,999,000	1,944,587
5.25% 6/1/27	301,000	300,541
7.00% 12/1/31	210,000	222,280
8.50% 11/15/28	616,000	640,219
9.00% 2/15/30	1,192,000	1,258,362
Solstice Advanced Materials, Inc. 5.63% 9/30/33	735,000	724,741
‡Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC 7.63% 5/3/29	1,272,042	31,801
WR Grace Holdings LLC
5.63% 8/15/29	1,447,000	1,330,834
6.63% 8/15/32	461,000	449,178
7.00% 8/1/33	177,000	171,898
		17,353,528
LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services–5.62%
ADT Security Corp. 4.88% 7/15/32	1,705,000	$1,592,604
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63% 6/1/28	355,000	346,840
4.63% 6/1/28	863,000	842,653
APi Group DE, Inc.
4.13% 7/15/29	625,000	595,176
4.75% 10/15/29	527,000	510,075
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75% 4/1/28	700,000	681,704
5.38% 3/1/29	1,115,000	1,066,818
5.75% 7/15/27	659,000	657,893
8.00% 2/15/31	33,000	32,618
8.25% 1/15/30	1,154,000	1,160,855
8.38% 6/15/32	596,000	592,729
Block, Inc.
2.75% 6/1/26	75,000	74,658
5.63% 8/15/30	244,000	242,652
6.00% 8/15/33	369,000	362,905
6.50% 5/15/32	1,574,000	1,588,372
Brink's Co.
4.63% 10/15/27	818,000	807,295
6.50% 6/15/29	333,000	338,155
Clarivate Science Holdings Corp.
3.88% 7/1/28	489,000	461,478
4.88% 7/1/29	689,000	597,836
CoreCivic, Inc. 8.25% 4/15/29	1,280,000	1,336,234
EquipmentShare.com, Inc.
8.00% 3/15/33	353,000	364,462
8.63% 5/15/32	254,000	265,115
9.00% 5/15/28	1,362,000	1,406,852
Garda World Security Corp.
6.00% 6/1/29	829,000	789,062
6.50% 1/15/31	391,000	396,418
8.25% 8/1/32	685,000	677,831
8.38% 11/15/32	343,000	343,233
GEO Group, Inc.
8.63% 4/15/29	692,000	718,664
10.25% 4/15/31	140,000	149,350
Herc Holdings, Inc.
6.63% 6/15/29	634,000	644,415
7.00% 6/15/30	355,000	364,006
Hertz Corp.
=^0.00% 8/1/26	805,000	81
=^0.00% 1/15/28	2,613,000	261
=^0.00% 10/15/49	656,000	66
4.63% 12/1/26	612,000	552,771
5.00% 12/1/29	2,101,000	887,672
12.63% 7/15/29	1,294,000	1,135,425
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
ION Platform Finance U.S., Inc. 7.88% 9/30/32	560,000	$433,454
NESCO Holdings II, Inc. 5.50% 4/15/29	653,000	638,620
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26	64,000	64,080
Raven Acquisition Holdings LLC 6.88% 11/15/31	546,000	526,375
Service Corp. International
5.75% 10/15/32	345,000	344,336
7.50% 4/1/27	380,000	388,957
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32	582,000	572,307
TriNet Group, Inc. 7.13% 8/15/31	599,000	581,271
United Rentals North America, Inc.
4.88% 1/15/28	1,624,000	1,616,949
5.25% 1/15/30	1,565,000	1,556,111
5.38% 11/15/33	285,000	277,128
6.13% 3/15/34	626,000	633,879
Wand NewCo 3, Inc. 7.63% 1/30/32	790,000	807,773
Williams Scotsman, Inc.
6.63% 6/15/29	342,000	345,845
6.63% 4/15/30	163,000	165,574
7.38% 10/1/31	592,000	607,024
		32,144,917
Computers–1.07%
Ahead DB Holdings LLC 6.63% 5/1/28	1,720,000	1,682,398
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00% 11/1/29	1,170,000	793,279
Diebold Nixdorf, Inc. 7.75% 3/31/30	683,000	710,209
Insight Enterprises, Inc. 6.63% 5/15/32	340,000	328,152
NCR Atleos Corp. 9.50% 4/1/29	1,188,000	1,271,686
Science Applications International Corp. 5.88% 11/1/33	362,000	353,266
Seagate Data Storage Technology Pte. Ltd.
5.75% 12/1/34	320,000	318,800
8.25% 12/15/29	533,000	559,750
8.50% 7/15/31	119,000	124,765
		6,142,305
LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care–0.28%
Edgewell Personal Care Co.
4.13% 4/1/29	430,000	$406,218
5.50% 6/1/28	1,180,000	1,173,593
		1,579,811
Distribution/Wholesale–0.35%
Gates Corp. 6.88% 7/1/29	351,000	360,140
=Incora Intermediate II LLC 9.00% 11/15/26	644,840	255,163
RB Global Holdings, Inc.
6.75% 3/15/28	205,000	207,536
7.75% 3/15/31	248,000	256,879
Resideo Funding, Inc. 6.50% 7/15/32	908,000	894,631
		1,974,349
Diversified Financial Services–0.85%
•ILFC E-Capital Trust I 6.38% 12/21/65	640,000	543,284
OneMain Finance Corp.
3.88% 9/15/28	86,000	81,730
4.00% 9/15/30	280,000	252,863
5.38% 11/15/29	165,000	159,112
6.63% 1/15/28	335,000	337,291
Rocket Cos., Inc.
6.13% 8/1/30	800,000	807,382
6.38% 8/1/33	453,000	457,867
6.50% 8/1/29	57,000	57,641
7.13% 2/1/32	420,000	432,908
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88% 10/15/26	749,000	740,898
3.63% 3/1/29	937,000	887,332
4.00% 10/15/33	106,000	95,015
		4,853,323
Electric–1.61%
NRG Energy, Inc.
3.63% 2/15/31	341,000	314,010
3.88% 2/15/32	46,000	42,171
5.25% 6/15/29	895,000	886,101
5.75% 1/15/28	274,000	274,511
5.75% 1/15/34	588,000	580,018
6.00% 2/1/33	545,000	545,139
6.00% 1/15/36	559,000	553,917
7.00% 3/15/33	378,000	409,219
Talen Energy Supply LLC 6.25% 2/1/34	1,696,000	1,677,104
Vistra Operations Co. LLC
4.38% 5/1/29	221,000	215,778
5.63% 2/15/27	447,000	447,000
6.88% 4/15/32	471,000	487,460
7.75% 10/15/31	1,855,000	1,943,078
VoltaGrid LLC 7.38% 11/1/30	793,000	819,018
		9,194,524
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electrical Components & Equipment–1.02%
Energizer Holdings, Inc.
4.38% 3/31/29	855,000	$813,545
4.75% 6/15/28	1,280,000	1,259,940
6.00% 9/15/33	55,000	51,509
WESCO Distribution, Inc.
5.25% 4/15/31	255,000	253,478
6.38% 3/15/29	1,138,000	1,158,380
6.38% 3/15/33	305,000	310,722
6.63% 3/15/32	395,000	404,294
7.25% 6/15/28	1,572,000	1,580,573
		5,832,441
Electronics–1.19%
Coherent Corp. 5.00% 12/15/29	2,732,000	2,679,608
Imola Merger Corp. 4.75% 5/15/29	2,333,000	2,267,521
Sensata Technologies BV
4.00% 4/15/29	771,000	743,984
5.88% 9/1/30	500,000	500,904
Sensata Technologies, Inc.
3.75% 2/15/31	446,000	413,674
6.63% 7/15/32	200,000	203,997
		6,809,688
Engineering & Construction–0.69%
AECOM 6.00% 8/1/33	579,000	578,364
Dycom Industries, Inc. 4.50% 4/15/29	1,000,000	969,986
Global Infrastructure Solutions, Inc.
5.63% 6/1/29	1,130,000	1,108,764
7.50% 4/15/32	918,000	957,067
TopBuild Corp. 5.63% 1/31/34	355,000	347,464
		3,961,645
Entertainment–3.20%
Boyne USA, Inc. 4.75% 5/15/29	1,374,000	1,332,775
Caesars Entertainment, Inc.
4.63% 10/15/29	434,000	417,462
6.50% 2/15/32	1,655,000	1,635,733
7.00% 2/15/30	415,000	420,125
Churchill Downs, Inc. 5.75% 4/1/30	281,000	277,899
Cinemark USA, Inc.
5.25% 7/15/28	625,000	619,657
7.00% 8/1/32	235,000	241,459
Discovery Global Holdings, Inc.
4.28% 3/15/32	941,000	832,785
5.05% 3/15/42	550,000	362,343
Live Nation Entertainment, Inc.
3.75% 1/15/28	474,000	462,260
LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment (continued)
Live Nation Entertainment, Inc. (continued)
4.75% 10/15/27	1,635,000	$1,624,837
6.50% 5/15/27	2,695,000	2,698,428
Rivers Enterprise Borrower LLC 6.25% 10/15/30	273,000	272,311
Six Flags Entertainment Corp. 7.25% 5/15/31	345,000	332,171
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp. 5.25% 7/15/29	292,000	279,305
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC 8.63% 1/15/32	1,099,000	1,100,773
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63% 5/1/32	2,356,000	2,350,341
Vail Resorts, Inc.
5.63% 7/15/30	328,000	325,287
6.50% 5/15/32	482,000	487,432
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13% 10/1/29	1,475,000	1,455,930
6.25% 3/15/33	494,000	488,862
7.13% 2/15/31	259,000	271,496
		18,289,671
Environmental Control–1.26%
Clean Harbors, Inc.
5.75% 10/15/33	475,000	473,837
6.38% 2/1/31	125,000	126,947
GFL Environmental, Inc.
4.00% 8/1/28	985,000	957,539
4.38% 8/15/29	530,000	515,649
4.75% 6/15/29	564,000	553,371
6.75% 1/15/31	1,429,000	1,478,768
Madison IAQ LLC
4.13% 6/30/28	443,000	432,631
5.88% 6/30/29	2,335,000	2,289,840
Wrangler Holdco Corp. 6.63% 4/1/32	350,000	360,388
		7,188,970
Food–1.02%
Albertsons Cos., Inc. 5.63% 3/31/32	792,000	779,737
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.88% 2/15/30	20,000	$19,577
5.50% 3/31/31	164,000	162,142
New Albertsons LP
6.63% 6/1/28	418,000	424,981
7.75% 6/15/26	672,000	671,865
Performance Food Group, Inc.
4.25% 8/1/29	980,000	941,353
5.63% 3/1/34	400,000	385,797
6.13% 9/15/32	269,000	269,497
Post Holdings, Inc.
4.63% 4/15/30	205,000	196,801
6.25% 2/15/32	914,000	923,450
U.S. Foods, Inc.
4.63% 6/1/30	550,000	535,532
4.75% 2/15/29	220,000	217,075
6.88% 9/15/28	308,000	314,793
		5,842,600
Food Service–0.36%
Aramark Services, Inc. 5.00% 2/1/28	2,083,000	2,070,707
		2,070,707
Gas–0.23%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75% 5/20/27	460,000	461,863
9.38% 6/1/28	471,000	483,543
9.50% 6/1/30	347,000	367,618
		1,313,024
Health Care Products–1.43%
Avantor Funding, Inc. 4.63% 7/15/28	1,630,000	1,590,902
Bausch & Lomb Corp. 8.38% 10/1/28	230,000	237,475
Hologic, Inc.
3.25% 2/15/29	1,000,000	998,263
4.63% 2/1/28	55,000	54,918
Medline Borrower LP
3.88% 4/1/29	2,095,000	2,026,623
5.25% 10/1/29	2,340,000	2,319,392
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25% 4/1/29	911,000	928,293
		8,155,866
Health Care Services–4.92%
Acadia Healthcare Co., Inc.
5.00% 4/15/29	303,000	295,004
LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Acadia Healthcare Co., Inc. (continued)
5.50% 7/1/28	574,000	$569,713
7.38% 3/15/33	172,000	176,098
AHP Health Partners, Inc. 5.75% 7/15/29	903,000	892,998
CHS/Community Health Systems, Inc.
4.75% 2/15/31	1,202,000	1,108,152
5.25% 5/15/30	2,010,000	1,894,389
6.00% 1/15/29	454,000	448,893
6.13% 4/1/30	316,000	274,751
10.88% 1/15/32	900,000	965,575
Concentra Health Services, Inc. 6.88% 7/15/32	346,000	357,717
DaVita, Inc.
3.75% 2/15/31	2,071,000	1,898,996
4.63% 6/1/30	1,115,000	1,072,089
6.88% 9/1/32	425,000	435,381
Encompass Health Corp.
4.50% 2/1/28	2,151,000	2,131,906
4.63% 4/1/31	209,000	201,752
Global Medical Response, Inc. 7.38% 10/1/32	393,000	408,107
IQVIA, Inc.
5.00% 10/15/26	2,311,000	2,308,501
5.00% 5/15/27	700,000	697,354
6.25% 6/1/32	1,556,000	1,580,104
Molina Healthcare, Inc. 6.50% 2/15/31	423,000	415,854
Radiology Partners, Inc.
8.50% 7/15/32	1,216,000	1,232,866
@9.78% 2/15/30	863,536	788,641
Sotera Health Holdings LLC 7.38% 6/1/31	700,000	723,081
Surgery Center Holdings, Inc. 7.25% 4/15/32	1,264,000	1,241,467
Tenet Healthcare Corp.
4.25% 6/1/29	239,000	231,747
5.13% 11/1/27	3,796,000	3,792,284
6.13% 6/15/30	998,000	1,004,489
6.75% 5/15/31	945,000	965,916
		28,113,825
Home Builders–0.04%
Installed Building Products, Inc. 5.63% 2/1/34	217,000	211,748
		211,748
Home Furnishings–0.38%
Somnigroup International, Inc.
3.88% 10/15/31	523,000	475,487
4.00% 4/15/29	1,792,000	1,723,282
		2,198,769
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Products Wares–0.23%
ACCO Brands Corp. 4.25% 3/15/29	1,400,000	$1,249,870
Spectrum Brands, Inc. 3.88% 3/15/31	85,000	73,365
		1,323,235
Housewares–1.60%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50% 10/15/29	1,081,000	919,516
Central Garden & Pet Co.
4.13% 10/15/30	356,000	334,932
5.13% 2/1/28	2,442,000	2,430,362
Newell Brands, Inc.
6.38% 9/15/27	225,000	226,100
6.38% 5/15/30	590,000	566,349
6.63% 9/15/29	614,000	599,316
6.63% 5/15/32	158,000	151,203
7.38% 4/1/36	250,000	230,133
8.50% 6/1/28	500,000	516,100
Scotts Miracle-Gro Co.
4.00% 4/1/31	919,000	849,011
4.38% 2/1/32	734,000	685,529
4.50% 10/15/29	1,689,000	1,651,122
		9,159,673
Insurance–0.14%
Asurion LLC/Asurion Co-Issuer, Inc. 8.00% 12/31/32	754,000	782,236
		782,236
Internet–0.88%
Arches Buyer, Inc. 4.25% 6/1/28	674,000	648,920
Shutterfly Finance LLC
8.50% 10/1/27	1,931,682	1,844,756
9.75% 10/1/27	294,083	294,083
Snap, Inc. 6.88% 3/1/33	271,000	255,897
Wayfair LLC
6.75% 11/15/32	635,000	639,821
7.25% 10/31/29	495,000	505,288
7.75% 9/15/30	836,000	870,391
		5,059,156
Iron & Steel–0.86%
Big River Steel LLC/BRS Finance Corp. 6.63% 1/31/29	1,254,000	1,251,098
Carpenter Technology Corp. 5.63% 3/1/34	202,000	200,139
Cleveland-Cliffs, Inc.
4.63% 3/1/29	853,000	813,947
4.88% 3/1/31	518,000	465,248
6.75% 4/15/30	495,000	482,622
6.88% 11/1/29	642,000	641,943
LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Cleveland-Cliffs, Inc. (continued)
7.50% 9/15/31	385,000	$384,021
7.63% 1/15/34	227,000	221,772
Commercial Metals Co. 5.75% 11/15/33	454,000	449,227
		4,910,017
Leisure Time–1.45%
Acushnet Co. 5.63% 12/1/33	121,000	120,064
Carnival Corp.
5.75% 8/1/32	1,658,000	1,657,461
6.13% 2/15/33	1,893,000	1,911,977
7.00% 8/15/29	357,000	370,334
NCL Corp. Ltd. 5.88% 1/15/31	379,000	368,223
Royal Caribbean Cruises Ltd.
5.63% 9/30/31	758,000	765,472
6.00% 2/1/33	919,000	928,182
6.25% 3/15/32	1,375,000	1,405,778
Viking Cruises Ltd. 5.88% 10/15/33	798,000	787,875
		8,315,366
Lodging–1.60%
Hilton Domestic Operating Co., Inc.
3.63% 2/15/32	25,000	22,717
4.00% 5/1/31	176,000	165,027
4.88% 1/15/30	406,000	399,869
5.50% 3/31/34	164,000	160,224
5.75% 9/15/33	873,000	869,059
5.88% 4/1/29	284,000	286,793
5.88% 3/15/33	1,006,000	1,012,142
6.13% 4/1/32	344,000	349,161
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88% 4/1/27	832,000	831,486
Marriott Ownership Resorts, Inc.
4.50% 6/15/29	268,000	254,101
4.75% 1/15/28	45,000	44,292
MGM Resorts International
4.63% 9/1/26	1,177,000	1,175,493
6.13% 9/15/29	694,000	698,112
6.50% 4/15/32	632,000	637,217
Station Casinos LLC
4.50% 2/15/28	1,829,000	1,792,672
4.63% 12/1/31	471,000	439,768
		9,138,133
Machinery Construction & Mining–0.58%
BWX Technologies, Inc.
4.13% 6/30/28	796,000	773,968
4.13% 4/15/29	496,000	476,760
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining (continued)
Terex Corp.
5.00% 5/15/29	1,267,000	$1,248,256
6.25% 10/15/32	803,000	808,234
		3,307,218
Machinery Diversified–0.42%
ATS Corp. 4.13% 12/15/28	321,000	309,355
Chart Industries, Inc.
7.50% 1/1/30	1,315,000	1,366,163
9.50% 1/1/31	188,000	197,493
Esab Corp. 5.63% 4/1/31	258,000	259,808
Lsf12 Helix Parent LLC 7.13% 2/1/33	297,000	285,835
		2,418,654
Media–13.08%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31	5,122,000	4,668,470
4.50% 8/15/30	3,493,000	3,264,134
4.50% 5/1/32	345,000	308,178
4.75% 3/1/30	10,255,000	9,730,705
5.00% 2/1/28	3,157,000	3,131,082
5.13% 5/1/27	308,000	307,652
6.38% 9/1/29	215,000	215,660
7.00% 2/1/33	531,000	532,462
7.38% 3/1/31	1,483,000	1,509,655
CSC Holdings LLC
4.13% 12/1/30	695,000	417,062
4.50% 11/15/31	1,160,000	687,774
5.75% 1/15/30	2,085,000	791,427
6.50% 2/1/29	3,980,000	2,536,912
11.25% 5/15/28	261,000	213,275
11.75% 1/31/29	200,000	144,629
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88% 8/15/27	1,093,000	1,091,848
Discovery Communications LLC 5.00% 9/20/37	190,000	137,366
DISH DBS Corp.
5.25% 12/1/26	4,270,000	4,233,378
5.75% 12/1/28	1,000,000	967,192
7.75% 7/1/26	3,400,000	3,383,585
DISH Network Corp. 11.75% 11/15/27	3,770,000	3,884,024
Gray Media, Inc.
4.75% 10/15/30	1,432,000	1,104,898
5.38% 11/15/31	1,052,000	780,258
7.25% 8/15/33	1,031,000	1,038,909
10.50% 7/15/29	2,478,000	2,633,248
iHeartCommunications, Inc.
7.75% 8/15/30	96,743	77,022
9.13% 5/1/29	2,761,241	2,507,483
LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
iHeartCommunications, Inc. (continued)
10.88% 5/1/30	1,856,239	$1,189,496
Midcontinent Communications 8.00% 8/15/32	1,086,000	1,011,446
News Corp. 5.13% 2/15/32	630,000	615,960
Nexstar Media, Inc.
4.75% 11/1/28	1,715,000	1,686,292
5.63% 7/15/27	2,263,000	2,261,924
6.50% 9/15/33	3,310,000	3,335,219
7.25% 4/15/34	2,228,000	2,234,632
μParamount Global 6.25% 2/28/57	1,145,000	767,150
Sinclair Television Group, Inc. 8.13% 2/15/33	711,000	722,778
Sirius XM Radio LLC
4.00% 7/15/28	2,954,000	2,851,381
4.13% 7/1/30	333,000	311,797
5.00% 8/1/27	1,025,000	1,023,569
5.50% 7/1/29	2,238,000	2,230,429
5.88% 4/15/32	737,000	732,114
Sunrise FinCo I BV 4.88% 7/15/31	592,000	563,608
Univision Communications, Inc.
7.38% 6/30/30	894,000	876,048
8.00% 8/15/28	1,176,000	1,193,631
8.50% 7/31/31	79,000	79,385
9.38% 8/1/32	363,000	374,113
Virgin Media Secured Finance PLC 5.50% 5/15/29	456,000	437,340
		74,796,600
Metal Fabricate & Hardware–0.03%
Advanced Drainage Systems, Inc. 5.38% 3/1/34	160,000	155,699
		155,699
Mining–0.62%
Alcoa Nederland Holding BV 7.13% 3/15/31	1,015,000	1,061,398
Alumina Pty. Ltd.
6.13% 3/15/30	380,000	387,750
6.38% 9/15/32	440,000	451,984
Compass Minerals International, Inc. 8.00% 7/1/30	293,000	303,201
Novelis Corp.
3.88% 8/15/31	258,000	229,787
4.75% 1/30/30	730,000	690,637
6.38% 8/15/33	288,000	282,497
6.88% 1/30/30	159,000	160,379
		3,567,633
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing–0.60%
Enpro, Inc. 6.13% 6/1/33	278,000	$281,188
Entegris, Inc.
4.38% 4/15/28	380,000	373,748
4.75% 4/15/29	1,770,000	1,749,700
5.95% 6/15/30	995,000	1,001,276
		3,405,912
Office Business Equipment–0.08%
Xerox Corp. 10.25% 10/15/30	332,000	249,000
Xerox Holdings Corp. 8.88% 11/30/29	612,000	192,780
		441,780
Oil & Gas–5.24%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88% 6/30/29	178,000	177,835
6.63% 10/15/32	365,000	370,271
6.63% 7/15/33	387,000	393,646
Chord Energy Corp.
6.00% 10/1/30	588,000	595,803
6.75% 3/15/33	409,000	422,269
CNX Resources Corp.
5.88% 3/1/34	317,000	308,719
7.38% 1/15/31	400,000	411,004
Comstock Resources, Inc.
5.88% 1/15/30	496,000	479,914
6.75% 3/1/29	2,220,000	2,191,213
Crescent Energy Finance LLC
7.38% 1/15/33	715,000	714,821
7.63% 4/1/32	1,297,000	1,316,233
7.88% 4/15/32	1,101,000	1,124,844
8.38% 1/15/34	485,000	507,019
Diamond Foreign Asset Co./Diamond Finance LLC 8.50% 10/1/30	841,000	888,468
Expand Energy Corp.
5.38% 2/1/29	82,000	81,927
5.38% 3/15/30	500,000	504,155
6.75% 4/15/29	3,019,000	3,021,122
Gulfport Energy Operating Corp. 6.75% 9/1/29	945,000	966,470
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	371,000	361,118
6.25% 11/1/28	21,000	21,042
6.25% 4/15/32	257,000	248,732
6.88% 5/15/34	55,000	53,734
Infinity Natural Resources LLC 7.63% 4/1/31	197,000	198,040
Matador Resources Co.
6.00% 4/15/34	320,000	317,977
6.25% 4/15/33	702,000	702,660
6.50% 4/15/32	434,000	438,726
LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Noble Finance II LLC 8.00% 4/15/30	443,000	$456,107
Permian Resources Operating LLC
6.25% 2/1/33	499,000	508,299
7.00% 1/15/32	294,000	304,436
8.00% 4/15/27	470,000	470,401
9.88% 7/15/31	1,525,000	1,618,473
SM Energy Co.
6.50% 7/15/28	47,000	47,123
6.63% 1/15/27	1,446,000	1,445,898
6.63% 4/15/34	466,000	464,683
6.75% 9/15/26	894,000	894,586
6.75% 8/1/29	7,000	7,106
7.00% 8/1/32	148,000	151,122
8.63% 11/1/30	644,000	679,475
8.75% 7/1/31	1,666,000	1,741,456
9.63% 6/15/33	567,000	626,377
Sunoco LP
5.38% 7/15/31	295,000	292,630
7.00% 5/1/29	327,000	335,423
Sunoco LP/Sunoco Finance Corp.
4.50% 5/15/29	524,000	510,964
4.50% 4/30/30	1,620,000	1,561,743
Transocean International Ltd.
8.25% 5/15/29	661,000	682,981
8.75% 2/15/30	189,000	196,597
Valaris Ltd. 8.38% 4/30/30	159,000	164,754
		29,978,396
Oil & Gas Services–0.45%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 4/1/28	294,000	294,000
6.63% 9/1/32	414,000	422,137
Archrock Services LP/Archrock Partners Finance Corp. 6.00% 2/1/34	169,000	167,321
Kodiak Gas Services LLC
5.88% 4/1/31	220,000	221,090
6.50% 10/1/33	244,000	246,636
7.25% 2/15/29	516,000	534,604
WBI Operating LLC 6.25% 10/15/30	662,000	665,945
		2,551,733
Packaging & Containers–1.69%
Ardagh Group SA
9.50% 12/1/30	921,000	965,723
12.00% 12/1/30	1,364,000	1,146,237
Clydesdale Acquisition Holdings, Inc. 6.75% 4/15/32	972,000	919,652
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
‡LABL, Inc. 8.63% 10/1/31	47,000	$22,560
Mauser Packaging Solutions Holding Co.
7.88% 4/15/30	3,490,000	3,490,000
9.25% 4/15/30	1,600,000	1,486,668
Owens-Brockway Glass Container, Inc. 6.63% 5/13/27	839,000	840,736
TriMas Corp. 4.13% 4/15/29	852,000	810,724
		9,682,300
Pharmaceuticals–1.84%
1261229 BC Ltd. 10.00% 4/15/32	3,588,000	3,673,552
Accendra Health, Inc.
4.50% 3/31/29	1,082,000	653,052
6.63% 4/1/30	646,000	307,206
Bausch Health Cos., Inc.
4.88% 6/1/28	1,339,000	1,226,136
5.25% 1/30/30	1,505,000	970,725
5.25% 2/15/31	670,000	405,350
Endo Finance Holdings LP 8.50% 4/15/31	291,000	304,699
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13% 4/30/28	1,223,000	1,186,742
5.13% 4/30/31	1,501,000	1,223,300
6.75% 5/15/34	490,000	436,504
7.88% 5/15/34	200,000	164,660
		10,551,926
Pipelines–4.22%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38% 6/15/29	197,000	196,368
5.75% 1/15/28	1,637,000	1,636,991
5.75% 10/15/33	631,000	624,000
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00% 7/15/29	393,000	405,997
7.25% 7/15/32	294,000	305,402
Buckeye Partners LP
3.95% 12/1/26	35,000	34,648
4.50% 3/1/28	650,000	639,257
6.75% 2/1/30	573,000	591,342
CNX Midstream Partners LP 4.75% 4/15/30	206,000	195,853
Genesis Energy LP/Genesis Energy Finance Corp.
6.75% 3/15/34	327,000	325,455
7.88% 5/15/32	366,000	376,398
8.88% 4/15/30	428,000	446,920
LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Harvest Midstream I LP 7.50% 5/15/32	447,000	$455,616
Hess Midstream Operations LP
5.13% 6/15/28	660,000	658,061
6.50% 6/1/29	480,000	490,332
Howard Midstream Energy Partners LLC
6.63% 1/15/34	722,000	724,745
7.38% 7/15/32	802,000	829,306
Kinetik Holdings LP
5.88% 6/15/30	466,000	467,714
6.63% 12/15/28	335,000	340,669
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13% 2/15/29	568,000	585,124
8.38% 2/15/32	567,000	584,318
Northriver Midstream Finance LP 6.75% 7/15/32	345,000	346,018
NuStar Logistics LP
5.63% 4/28/27	1,035,000	1,036,903
6.38% 10/1/30	354,000	366,035
Prairie Acquiror LP 9.00% 8/1/29	410,000	423,524
Rockies Express Pipeline LLC 6.75% 3/15/33	343,000	353,080
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28	610,000	604,840
6.00% 12/31/30	717,000	713,348
6.00% 9/1/31	953,000	940,439
6.75% 3/15/34	1,417,000	1,424,095
7.38% 2/15/29	450,000	462,932
Venture Global LNG, Inc.
8.13% 6/1/28	537,000	549,201
8.38% 6/1/31	140,000	145,597
9.50% 2/1/29	845,000	913,694
9.88% 2/1/32	1,520,000	1,632,462
Venture Global Plaquemines LNG LLC
6.13% 12/15/30	464,000	477,190
6.50% 1/15/34	1,658,000	1,728,373
6.50% 6/15/34	325,000	338,309
6.75% 1/15/36	537,000	568,765
7.75% 5/1/35	165,000	184,928
		24,124,249
Real Estate–0.36%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25% 4/15/30	1,457,000	1,373,307
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate (continued)
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. (continued)
9.75% 4/15/30	634,000	$673,031
		2,046,338
Real Estate Investment Trusts–1.33%
Iron Mountain, Inc.
4.88% 9/15/27	305,000	304,411
4.88% 9/15/29	12,000	11,675
5.00% 7/15/28	49,000	48,478
5.25% 3/15/28	1,354,000	1,346,349
5.25% 7/15/30	1,055,000	1,024,993
6.25% 1/15/33	94,000	93,699
Millrose Properties, Inc.
6.25% 9/15/32	294,000	288,593
6.38% 8/1/30	601,000	600,813
MPT Operating Partnership LP/MPT Finance Corp. 8.50% 2/15/32	422,000	427,829
RHP Hotel Properties LP/RHP Finance Corp.
4.50% 2/15/29	1,318,000	1,277,664
5.75% 3/15/34	672,000	663,166
6.50% 4/1/32	1,169,000	1,190,177
6.50% 6/15/33	129,000	131,358
7.25% 7/15/28	222,000	226,659
		7,635,864
Retail–1.67%
Asbury Automotive Group, Inc.
4.50% 3/1/28	372,000	365,304
4.63% 11/15/29	475,000	459,197
4.75% 3/1/30	318,000	306,439
Group 1 Automotive, Inc. 6.38% 1/15/30	297,000	298,992
Lithia Motors, Inc. 5.50% 10/1/30	221,000	216,564
Petco Health & Wellness Co., Inc. 8.25% 2/1/31	300,000	299,589
PetSmart LLC/PetSmart Finance Corp. 7.50% 9/15/32	1,795,000	1,803,742
QXO Building Products, Inc. 6.75% 4/30/32	887,000	904,732
=^Rite Aid Corp. 0.00% 12/31/49	365,760	0
Sonic Automotive, Inc.
4.63% 11/15/29	1,108,000	1,074,127
4.88% 11/15/31	447,000	423,680
Staples, Inc.
10.75% 9/1/29	2,195,000	2,029,978
12.75% 1/15/30	1,379,011	932,005
LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Superior Plus LP/Superior General Partner, Inc. 4.50% 3/15/29	444,000	$424,428
		9,538,777
Semiconductors–0.81%
Amkor Technology, Inc. 5.88% 10/1/33	505,000	502,934
ams-OSRAM AG 12.25% 3/30/29	650,000	690,278
Kioxia Holdings Corp. 6.25% 7/24/30	1,100,000	1,117,742
ON Semiconductor Corp. 3.88% 9/1/28	1,815,000	1,751,163
Synaptics, Inc. 4.00% 6/15/29	598,000	566,253
		4,628,370
Software–1.57%
AthenaHealth Group, Inc. 6.50% 2/15/30	1,455,000	1,365,697
CoreWeave, Inc.
9.00% 2/1/31	938,000	892,525
9.25% 6/1/30	765,000	743,319
Fair Isaac Corp. 6.00% 5/15/33	389,000	381,695
OAK-Eagle Acquireco, Inc.
7.25% 7/1/33	450,000	466,243
8.75% 7/1/34	487,000	509,836
RingCentral, Inc. 8.50% 8/15/30	1,137,000	1,189,506
SS&C Technologies, Inc.
5.50% 9/30/27	2,865,000	2,866,928
6.50% 6/1/32	590,000	590,020
		9,005,769
Telecommunications–3.78%
Altice Financing SA 5.75% 8/15/29	929,000	650,361
Altice France Lux 3/Altice Holdings 1 10.00% 1/15/33	510,800	464,229
Altice France SA
6.50% 4/15/32	1,023,444	969,697
6.88% 10/15/30	132,644	126,887
6.88% 7/15/32	631,221	598,100
9.50% 11/1/29	957,121	967,114
^Altice Holdings 1 SARL 0.00% 12/31/99	2,135	302
APLD ComputeCo 2 LLC 6.75% 3/15/31	840,000	833,884
Cipher Compute LLC 7.13% 11/15/30	459,000	475,537
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29	510,000	535,775
Connect Holding II LLC 10.50% 4/3/31	946,000	940,247
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
EchoStar Corp.
@6.75% 11/30/30	875,461	$884,004
10.75% 11/30/29	1,065,000	1,150,467
Embarq LLC 8.00% 6/1/36	740,000	233,604
Fibercop SpA 6.38% 11/15/33	551,000	544,454
Flash Compute LLC 7.25% 12/31/30	435,000	437,954
Frontier Communications Holdings LLC
5.00% 5/1/28	2,050,000	2,049,679
5.88% 11/1/29	137,507	138,332
6.00% 1/15/30	286,000	287,711
8.75% 5/15/30	744,000	763,408
GCI LLC 4.75% 10/15/28	2,340,000	2,264,582
Hughes Satellite Systems Corp. 6.63% 8/1/26	579,000	435,559
Level 3 Financing, Inc.
6.88% 6/30/33	1,180,000	1,201,619
7.00% 3/31/34	1,122,791	1,149,273
Lumen Technologies, Inc. 5.38% 6/15/29	1,020,000	963,061
SV RNO Property Owner 1 LLC 5.88% 3/1/31	903,000	892,609
Viasat, Inc. 7.50% 5/30/31	317,000	313,262
WULF Compute LLC 7.75% 10/15/30	1,302,000	1,375,797
		21,647,508
Transportation–0.19%
First Student Bidco, Inc./First Transit Parent, Inc. 4.00% 7/31/29	82,000	78,487
XPO, Inc.
6.25% 6/1/28	610,000	617,545
7.13% 2/1/32	353,000	364,090
		1,060,122
Total Corporate Bonds (Cost $496,930,621)		487,293,774
LOAN AGREEMENTS–8.63%
•Adient U.S. LLC 5.67% (1 mo. USD Term SOFR + 2.00%) 1/31/31	684,530	682,709
•Ahead DB Holdings LLC 6.20% (3 mo. USD Term SOFR + 2.50%) 2/3/31	1,081,283	1,064,221
•Allied Universal Holdco LLC 6.92% (1 mo. USD Term SOFR + 3.25%) 8/20/32	238,800	238,669
•Altar Bidco, Inc. 6.61% (3 mo. USD Term SOFR + 3.10%) 2/1/29	680,527	675,934
•American Airlines, Inc. 5.92% (3 mo. USD Term SOFR + 2.25%) 4/20/28	853,376	844,176
LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Asurion LLC 7.92% (1 mo. USD Term SOFR + 4.25%) 9/19/30	578,958	$571,600
•AthenaHealth Group, Inc. 6.42% (1 mo. USD Term SOFR + 2.75%) 2/15/29	613,800	601,524
=AWS Claire's LLC 10.00% 9/18/30	103,056	103,056
•Bausch & Lomb Corp. 7.42% (1 mo. USD Term SOFR + 3.75%) 1/15/31	568,362	569,073
•Bausch Health Cos., Inc. 9.92% (1 mo. USD Term SOFR + 6.25%) 10/8/30	1,995,827	1,923,199
•BCPE Pequod Buyer, Inc. 6.42% (3 mo. USD Term SOFR + 2.75%) 11/25/31	1,042,767	1,010,180
•Belron Finance LLC 5.66% (3 mo. USD Term SOFR + 2.00%) 10/16/31	485,717	485,232
•Clear Channel Outdoor Holdings, Inc. 7.78% (1 mo. USD Term SOFR + 4.00%) 8/23/28	174,821	175,039
•Colossus Acquireco LLC 5.38% (3 mo. USD Term SOFR + 1.75%) 7/30/32	495,644	493,553
•Conair Holdings LLC 7.53% (1 mo. USD Term SOFR + 3.75%) 5/17/28	934,650	650,246
•Crown Finance U.S., Inc. 8.17% (1 mo. USD Term SOFR + 4.50%) 12/2/31	1,015,559	1,003,972
•Dayforce, Inc. 6.66% (3 mo. USD Term SOFR + 3.00%) 2/4/33	1,082,569	1,022,724
•DexKo Global, Inc. 7.68% (3 mo. USD Term SOFR + 3.75%) 10/4/28	1,302,000	1,271,572
•EMRLD Borrower LP 5.95% (3 mo. USD Term SOFR + 2.25%) 8/4/31	809,224	807,201
•EW Scripps Co. 9.54% (1 mo. USD Term SOFR + 5.75%) 6/30/28	145,380	146,016
=∞FGI Operating Co. LLC 0.00% 12/31/26	74,836	748
•First Advantage Holdings LLC 6.45% (3 mo. USD Term SOFR + 2.75%) 10/31/31	914,642	888,923
First Student Bidco, Inc.
∞0.00% 8/15/30	1,850,757	1,850,757
•5.95% (3 mo. USD Term SOFR + 2.25%) 8/15/30	283,725	282,661
•Graham Packaging Co., Inc. 5.92% (1 mo. USD Term SOFR + 2.25%) 1/26/33	297,333	293,947
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Hertz Corp.
7.28% (1 mo. USD Term SOFR + 3.50%) 6/30/28	650,272	$479,576
7.28% (1 mo. USD Term SOFR + 3.50%) 6/30/28	128,663	94,889
•HUB International Ltd. 5.92% (3 mo. USD Term SOFR + 2.25%) 6/20/30	247,084	246,375
•iHeartCommunications, Inc. 9.56% (1 mo. USD Term SOFR + 5.78%) 5/1/29	2,501,149	2,184,979
•Ineos U.S. Finance LLC 6.92% (1 mo. USD Term SOFR + 3.25%) 2/18/30	1,136,010	986,432
•Instructure Holdings, Inc. 6.44% (3 mo. USD Term SOFR + 2.75%) 11/13/31	1,122,909	1,075,421
•LABL, Inc. 8.77% (3 mo. USD Term SOFR + 5.00%) 10/30/28	1,110,136	503,258
•LSF12 Crown U.S. Commercial Bidco LLC 6.67% (1 mo. USD Term SOFR + 3.00%) 12/2/31	1,325,725	1,325,725
•Lsf12 Helix Parent LLC 7.17% (1 mo. USD Term SOFR + 3.50%) 2/10/33	296,544	292,245
•Madison IAQ LLC 6.13% (6 mo. USD Term SOFR + 2.50%) 6/21/28	934,945	933,954
∞Mauser Packaging Solutions Holding Co. 0.00% 4/15/23	300,000	289,392
•Medline Borrower LP 5.42% (1 mo. USD Term SOFR + 1.75%) 10/23/28	104,588	104,725
•MI Windows & Doors LLC 6.42% (1 mo. USD Term SOFR + 2.75%) 3/28/31	530,591	487,257
Moran Foods LLC
=•6.17% (3 mo. USD Term SOFR + 2.50%) 12/31/28	1,226,574	1,165,245
=•11.35% (3 mo. SOFR CME + 2.00%) 6/30/26	7,398,299	1,838,477
=•12.17% (3 mo. USD Term SOFR + 8.50%) 12/31/28	1,140,478	1,083,454
•15.02% (3 mo. SOFR CME + 2.00%) 6/30/26	3,469,454	347
=•15.27% (3 mo. USD Term SOFR + 11.50%) 6/30/26	3,170,863	3,012,320
•Nuvei Technologies Corp. 6.17% (1 mo. USD Term SOFR + 2.50%) 11/17/31	1,362,926	1,333,391
•PAREXEL International Corp. 6.42% (1 mo. USD Term SOFR + 2.75%) 12/12/31	631,959	629,324
LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Petco Health & Wellness Co., Inc. 7.95% (3 mo. USD Term SOFR + 4.25%) 2/3/31	773,933	$754,848
•PetSmart, Inc. 7.68% (1 mo. USD Term SOFR + 4.00%) 8/18/32	224,420	222,680
•Quikrete Holdings, Inc. 5.92% (1 mo. USD Term SOFR + 2.25%) 2/10/32	1,353,825	1,350,440
•QXO, Inc. 5.67% (1 mo. USD Term SOFR + 2.00%) 4/30/32	144,788	144,344
Raven Acquisition Holdings LLC
✠3.00% 11/19/31	48,490	47,511
•6.67% (1 mo. USD Term SOFR + 3.00%) 11/19/31	672,070	658,507
•Rocket Software, Inc. 7.42% (1 mo. USD Term SOFR + 3.75%) 11/28/28	802,163	767,822
•Sanmina Corp. 5.67% (1 mo. USD Term SOFR + 2.00%) 10/27/32	789,711	788,724
•Serta Simmons Bedding LLC 11.31% (3 mo. USD Term SOFR + 7.50%) 6/29/28	788,910	736,447
@•Shutterfly, Inc. 8.67% (1 mo. USD Term SOFR + 5.00%) 10/1/27	682,140	649,172
•Star Parent, Inc. 7.70% (3 mo. USD Term SOFR + 4.00%) 9/27/30	411,600	406,529
•Station Casinos LLC 5.67% (1 mo. USD Term SOFR + 2.00%) 3/14/31	377,300	376,877
•Topgolf Callaway Brands Corp. 6.42% (1 mo. USD Term SOFR + 2.75%) 3/18/30	39,360	39,458
•TransDigm, Inc.
6.17% (1 mo. USD Term SOFR + 2.50%) 2/28/31	207,362	207,339
6.17% (1 mo. USD Term SOFR + 2.50%) 8/19/32	532,325	532,197
•U.S. Renal Care, Inc. 8.78% (1 mo. USD Term SOFR + 5.00%) 6/28/28	1,002,037	940,041
•UKG, Inc. 6.17% (3 mo. USD Term SOFR + 2.50%) 2/10/31	359,543	343,051
•Varsity Brands, Inc. 6.45% (3 mo. USD Term SOFR + 2.75%) 8/26/31	1,463,625	1,455,853
Venator Materials LLC
•17.50% (3 mo. Prime Rate + 10.75%) 7/16/26	407,609	326,087
=@•17.50% (3 mo. Prime Rate + 10.75%) 10/12/28	694,492	55,559
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
Venator Materials LLC (continued)
•17.50% (3 mo. Prime Rate + 10.75%) 7/16/26	409,356	$327,485
•Vista Management Holding, Inc. 7.41% (3 mo. USD Term SOFR + 3.75%) 4/1/31	888,695	878,146
∞VSE Corp 0.00% 3/17/33	190,982	190,585
•White Cap Buyer LLC 6.92% (1 mo. USD Term SOFR + 3.25%) 10/19/29	1,495,595	1,435,218
Total Loan Agreements (Cost $51,878,949)		49,358,638

	Number of Shares
COMMON STOCK–1.10%
†=Ardagh Holdings SA	108,811	801,779
†Clear Channel Outdoor Holdings, Inc.	169,362	401,388
†Envision Healthcare Corp.	16,065	279,531
†Gulfport Energy Corp.	2,324	491,689
†iHeartMedia, Inc. Class A	32,090	93,703
†=Incora Intermediate LLC	28,922	285,749
†=Incora Top Holdco LLC	556	13,739
†Keenova Therapeutics PLC	11,151	1,052,376
†Luxco Co. Ltd.	41,490	706,155
†Mallinckrodt PLC	16,262	1,534,726
†=Moran Foods LLC	8,504,906,715	0
†=MYT Holding LLC	502,370	125,592
National CineMedia, Inc.	46,490	141,794
†=Neiman Marcus Group LLC	483	242
†‡=NMG Parent LLC	5,708	2,854
†Serta Simmons Bedding, Inc.	43,090	360,900
†=Serta SSB Equipment Co.	43,090	0
†=Venator Materials PLC	1,539	11,543
Total Common Stock (Cost $11,623,014)		6,303,760
PREFERRED STOCKS–0.24%
†= ☐Mallinckrodt PLC 0.00%	508,084,164	0
†= ☐Mallinckrodt PLC 0.00%	740,961,768	0
†=MYT Holding LLC 10.00% 6/6/29	1,067,993	1,361,691
Total Preferred Stocks (Cost $879,488)		1,361,691
RIGHTS–0.20%
†=SES SA expiration date 12/31/99	75,556	1,133,340
Total Rights (Cost $0)		1,133,340
WARRANTS–0.00%
†=Audacy, Inc. exp 5/01/27 exercise price $1.00	4,493	70
LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
WARRANTS (continued)
†Audacy, Inc. exp 12/31/99 exercise price $1.00	3,707	$15,291
†=Audacy, Inc. exp 12/31/49 exercise price $1.00	749	12
Total Warrants (Cost $0)		15,373
MONEY MARKET FUND–3.25%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	18,601,262	18,601,262
Total Money Market Fund (Cost $18,601,262)		18,601,262

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY—0.01%
Mutual Fund–0.01%
=^Endo GUC Trust 0.00%	56,661	$32,580
Total Short-Term Investment (Cost $0)		32,580

TOTAL INVESTMENTS–98.69% (Cost $580,021,141)	564,465,869

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.31%	7,500,778
NET ASSETS APPLICABLE TO 57,187,109 SHARES OUTSTANDING–100.00%	$571,966,647

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
@PIK. 100% of the income received was in the form of additional par.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2026. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
=The value of this security was determined using significant unobservable inputs.
^Zero coupon security.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

∞Delayed settlement. Interest rate to be determined upon settlement date.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
†Non-income producing.
☐Rate is less than 0.01%.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
LNG–Liquefied Natural Gas
Prime Rate–Interest rate charged by banks to their most credit worthy customers
SOFR–Secured Overnight Financing Rate
LVIP JPMorgan High Yield Fund–14